Income Taxes - Narrative (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Net deferred tax asset (liability)	$ 22,554,000	$ 8,449,000
Liability for uncertain tax positions	100,000	3,200,000
Unrecognized tax benefits that would impact effective tax rate	100,000
Interest on income taxes accrued	0	2,000,000
Income tax penalties accrued	$ 0	$ 300,000
Returns open to examination, minimum (years)	3 years
Returns open to examination, maximum (years)	5 years
Returns open to examination, state impact of federal changes, maximum (years)	2 years